ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE A — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - Community First Bancorporation (the “Company”, “we” and other such terms), a bank holding company, and its wholly-owned subsidiary, Community First Bank (the “Bank”), are engaged in providing domestic commercial banking services from their offices in Walhalla, Seneca, Anderson, Williamston and Westminster, South Carolina.  The Company is a South Carolina corporation and its banking subsidiary is a state chartered commercial bank with its deposits insured by the Federal Deposit Insurance Corporation (the “FDIC”).  Therefore, the Company and its bank subsidiary operate under the supervision, rules and regulations of the Board of Governors of the Federal Reserve System (the “Federal Reserve”), FDIC and South Carolina State Board of Financial Institutions.  The holding company was incorporated on May 23, 1997 and Community First Bank was organized on December 1, 1988, and received its charter and commenced operations on March 12, 1990.

Community First Bank is a community-oriented institution offering a full range of traditional banking services, with the exception of trust services.  Substantially all of its loans are made to individuals and businesses within its markets in Oconee and Anderson counties of South Carolina, and substantially all of its deposits are acquired within its local market areas.  The Bank does not accepted brokered deposits.

During 2009, the Company established a new subsidiary to hold and manage certain loans and real estate assets acquired from the Bank.

Principles of Consolidation and Basis of Presentation - The consolidated financial statements include the accounts of the parent company and its subsidiaries after elimination of all significant intercompany balances and transactions.  The accounting and reporting policies of the Company and its subsidiaries are in conformity with generally accepted accounting principles and general practices within the banking industry.  In certain instances, amounts reported in prior years’ consolidated financial statements have been reclassified to conform to the current presentation.  Such reclassifications had no effect on previously reported shareholders’ equity or net income.

Accounting Estimates - In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.  Material estimates that are particularly susceptible to significant change in the near-term relate to the determination of the allowance for loan losses.  In connection with the determination of the allowance for loan losses, management has identified specific loans as well as adopting a policy of providing amounts for loan valuation purposes which are not identified with any specific loan but are derived from actual loss experience ratios, loan types, loan volume, economic conditions and industry standards.  Management believes that the allowance for loan losses is adequate.

While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions.  In addition, regulatory agencies, as an integral part of their examination process, periodically review the banking subsidiary’s allowance for loan losses.  Such agencies may require additions to the allowance based on their judgments about information available to them at the time of their examination.

Business Combinations — The Company accounts for business combinations using the purchase method.  Accordingly, the assets and liabilities acquired in the combination, including identifiable intangibles, and any consideration paid are initially recorded at their fair values.  If, and to the extent that, the purchase price exceeds (is less than) the fair value of the net assets acquired, the Company recognizes goodwill (bargain purchase).  Goodwill, if any, is capitalized and tested for impairment at least annually.  A bargain purchase, if any, is recognized in earnings during the period of acquisition, or, in the event that the Company has not completed the required reassessment of assigned purchase amounts, as soon as it is practicable to do so.  The Company generally may take up to one year after the date of acquisition to finalize the purchase price allocations related to its business combinations.

Concentrations of Credit Risk - Most of the Company’s, and its banking subsidiary’s, activities are with customers located within the local market areas of Oconee and Anderson Counties of South Carolina.  Note D discloses the types of securities invested in, and Note E discusses the types of lending engaged in.  The ability of borrowers to comply with the terms of their loan contracts is largely dependent upon local real estate and general economic conditions in our market areas.  We do not have any significant concentrations to any single industry or customer nor do we engage in originating, holding, guaranteeing, servicing or investing in loans where the terms of the loan product give rise to a concentration of credit risk as that term is used in the Financial Accounting Standards Board Accounting Standards Codification (“ASC”).

Securities - Equity securities that have readily determinable fair values and all debt securities are classified generally at the time of purchase into one of three categories:  held-to-maturity, trading, or available-for-sale.  Debt securities that we have the positive intent and ability to hold until ultimate maturity are classified as held-to-maturity and are accounted for at amortized cost.  Debt and equity securities bought and held primarily for sale in the near term would be classified as trading and accounted for on an estimated fair value basis, with unrealized gains and losses included in other income; however, we have never held any securities for trading purposes.  Securities not classified as either held-to-maturity or trading are classified as available-for-sale and are accounted for at estimated fair value.  Unrealized holding gains and losses on available-for-sale securities are excluded from net income and recorded as other comprehensive income, net of applicable income tax effects.  Dividend and interest income, including amortization of any premium or accretion of discount arising at acquisition, are included in earnings for all three categories of securities.  Realized gains and losses on all categories of securities are included in other operating income, based on the amortized cost of the specific security on a trade date basis.

Federal Home Loan Bank Stock - The Bank is a member of the Federal Home Loan Bank of Atlanta (“FHLB”) and, accordingly, is required to own restricted stock in that institution in amounts that may vary from time to time.  Because of the restrictions imposed, the stock may not be sold to other parties, but is redeemable by the FHLB at the same price as that at which it was acquired by the Bank.  We evaluate this security for impairment based on the probability of ultimate recoverability of the par value of the investment.  No impairment has been recognized based on this evaluation.

Financing Receivables - Loans and Interest Income — The recorded investment in a loan is generally its principal amount outstanding, increased or reduced by deferred net loan costs or fees.  Interest income on loans is recognized using the interest method based upon the principal amounts outstanding.  Loan origination and commitment fees and certain direct loan origination costs (principally salaries and employee benefits) are deferred and amortized as an adjustment of the related loan’s yield.  Generally, these amounts are amortized over the contractual life of the related loans or commitments.

We determine past due status according to the loan’s contractual terms.  A scheduled payment is considered to have been made only if all amounts due, including principal and interest, have been received.  Any payments received in amounts exceeding the contractual amount due do not extend the next due date.  Instead, any such payments are treated as curtailments and deducted from the last scheduled payment(s).

A loan is considered to be impaired when, in management’s judgment based on current information and events, it is probable that the obligation’s principal or interest will not be collectible in accordance with the terms of the original loan agreement.  Impaired loans include non-accrual loans and loans past due according to their contractual terms 90 days or more with respect to interest or principal payments and other loans where, based on current information and events, it is probable that we will be unable to collect principal and interest payments according to the contractual terms of the loan agreements.  A loan is not considered to be impaired, however, if any periods of delay or shortfalls of amounts expected to be collected are insignificant or if we expect that we will collect all amounts due including accrued interest at the contractual interest rate during the period of delay.  Impaired loans that individually have been evaluated under our normal loan review process are carried in the balance sheet at the lowest of (1) the present value of expected future cash flows discounted at the loan’s effective interest rate, which is the contractual interest rate adjusted for any deferred loan fees or costs, premium or discount existing at the inception or acquisition of the loan, (2) a value not to exceed its observable market price or the fair value of the collateral if repayment of the loan is expected to be provided solely by the underlying collateral, or (3) its recorded amount.  Generally, the accrual of interest is discontinued on nonaccrual loans and any previously accrued interest on such loans is reversed against current income.  Any subsequent interest income is recognized on a cash basis when received unless collectibility of a significant amount of principal is in serious doubt.  In such cases, collections are credited first to the remaining principal balance on a cost recovery basis.  A nonaccrual loan is not returned to accrual status unless principal and interest are current and the borrower has demonstrated the ability to continue making payments as agreed.

Allowance for Loan Losses - An allowance for loan losses is maintained at a level estimated by management to provide adequately for losses we believe have been incurred in the loan portfolio.  The allowance for loan losses is established through a provision for loan losses charged to expense.  If we determine that a loss has been incurred, the estimated amount of the loss is charged off and deducted from the allowance.  The provision for loan losses and recoveries on loans previously charged off are added to the allowance.  Changes in the estimated allowance for loan losses which are deemed necessary due to the occurrence of new events or because more information is obtained are accounted for as changes in accounting estimates in the accounting period in which the changes occur.  Assessing the adequacy of the allowance for loan losses requires the exercise of considerable judgment about the collectibility of loans, the quality, mix and size of the overall loan portfolio, economic conditions that may affect the loan portfolio generally or an individual borrower’s ability to repay, collateral values, and historical losses.

When management determines that a loan will not perform substantially as agreed, a review of the loan is initiated to ascertain whether it is more likely than not that a loss has occurred as discussed under the foregoing caption “Financing Receivables — Loans and Interest Income.”  Loans identified as impaired loans may be carried in the balance sheet at the lowest of their recorded amount, the present value of expected cash flows, or, in the case of collateral dependent impaired loans, the fair value of any underlying collateral less estimated costs of sale or other disposal.  To account for an impaired loan that is not collateral dependent, a specific allowance may be included in the allowance for loan losses.  For an impaired loan that is considered to be collateral dependent, any shortfall of the fair value of the collateral compared with the recorded investment in the loan is generally charged off against the allowance and the amount of any expected costs to sell or otherwise dispose of the property is maintained in the allowance for loan losses.

In addition to the specific allowances previously described, the allowance for loan losses also is composed of general and unallocated amounts.  General amounts are provided for loans, excluding those for which specific amounts were determined, by applying estimated loss percentages to the portfolio categorized using risk grades.  The unallocated portion of the allowance consists of an amount deemed appropriate to provide for the elements of imprecision and estimation risk inherent in the specific and general amounts, and is determined based on management’s evaluation of various conditions that are not directly measured by the other components of the allowance.  This evaluation includes consideration of general national and local economic and business conditions affecting key lending market areas, credit quality trends, collateral values, loan volumes, portfolio seasoning, and any identified credit concentrations.  The findings of internal credit reviews and results from external audits and regulatory examinations are also considered.

We utilize our risk grading system for all loans held in the portfolio.  This system involves our lending officers’ assigning a risk grade, on a loan-by-loan basis, considering information about the borrower’s capacity to repay, collateral, payment history, and other known factors.  Assigned risk grades are updated monthly for any known changes in circumstances affecting the borrower or the loan.  The risk grading system is monitored on a continuing basis by management and an external credit reviewer who is independent of the lending function.

We estimate losses related to off-balance-sheet credit exposures such as loan commitments, standby letters of credit, and any unrecognized liabilities under recourse provisions related to certain mortgage loans that are originated by the Bank’s personnel, but are funded by another financial institution, based on historical experience and by monitoring any large positions individually.  When management determines that a loss on such a position has been incurred, a charge is made against earnings and a liability for off-balance-sheet positions is recorded.

Premises and Equipment - Premises and equipment are stated at cost, less accumulated depreciation.  The provision for depreciation is computed using the straight-line method.  Rates of depreciation are generally based on the following estimated useful lives:  buildings - 40 years; land improvements - 15 years; furniture and equipment - 5 to 25 years.  The cost of assets sold or otherwise disposed of, and the related allowance for depreciation is eliminated from the accounts and the resulting gains or losses are reflected in the consolidated income statement.  Maintenance and repairs are charged to current expense as incurred and the costs of major renewals and improvements are capitalized.

Foreclosed Assets - Assets (primarily real estate and vehicles) acquired through, or in lieu of, foreclosure are held for sale and are initially recorded at fair value, less estimated costs to sell, at the date of foreclosure, establishing a new cost basis.  Loan losses arising from the acquisition of such property as of that date are charged against the allowance for loan losses.  Subsequent to foreclosure, valuations are periodically obtained from independent appraisers or performed by management and the assets are carried at the lower of the new cost basis or fair value, less estimated costs to sell.  Revenues and expenses from operations and changes in any subsequent valuation allowance are included in net foreclosed assets costs and expenses.

Bank-owned Life Insurance — In accordance with applicable accounting standards, we present the gross amounts of the liability to provide postretirement benefits and the cash surrender value of an endorsement split-dollar life insurance arrangement held to fund the benefit.

Transfers of Financial Assets - Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from us, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) we do not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Advertising - We expense advertising and promotion costs as they are incurred.

Retirement Plan — We have a salary reduction profit sharing plan pursuant to Section 401(k) of the Internal Revenue Code as more fully described in Note M.  We do not sponsor any other postretirement or postemployment benefits, except with respect to the Chief Executive Officer.  In 2007, the Company’s Board of Directors approved supplemental benefits for the Chief Executive Officer as more fully described in Note M.

Deferred Income Taxes - We use an asset and liability approach for financial accounting and reporting of deferred income taxes.  Deferred tax assets and liabilities are determined based on the difference between the financial statement and income tax bases of assets and liabilities as measured by the currently enacted tax rates which are assumed will be in effect when these differences reverse.  If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.  Deferred income tax expense or credit is the result of changes in deferred tax assets and liabilities.

Stock-Based Compensation - As of December 31, 2011, we have a stock-based employee compensation plan, which is described more fully in Note J.  Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 123 (revised 2004) (“SFAS 123(R)”) “Share-Based Payment” (principally included in ASC Topics 718 and 505).  Prior to adoption of SFAS 123(R), we accounted for our then-existing plans under the recognition and measurement principles of former Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees,” and related interpretations.  Accordingly, prior to adoption of SFAS 123(R), no stock-based employee compensation cost was reflected in net income, as all options granted under the plans had an exercise price equal to the market value of the underlying common stock on the date of grant.

In 2006, we accelerated the vesting of all previously awarded and then-outstanding options such that all options were vested by December 31, 2006.  This acceleration of vesting resulted in the recognition of pre-tax expenses of approximately $394,000 in 2006 that otherwise would have been recognized in 2009, 2010 and 2011.

No options were granted during 2011, 2010 or 2009.  Accordingly, no option-related compensation expense was recognized in any of those periods.

Earnings (Loss) Per Common Share - Net income (loss) per common share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of shares of the Company’s common stock outstanding during the period.  Net income (loss) per common share, assuming dilution, is calculated by dividing net income (loss) available to common shareholders by the total of the weighted average number of shares outstanding during the period and the weighted average number of any dilutive potential common shares and stock options that would have been outstanding if the dilutive potential shares and stock options had been issued.  In computing the number of dilutive potential common shares, it is assumed that all dilutive stock options are exercised at the beginning of each year and that the proceeds are used to purchase shares of the Company’s common stock at the average market price during the year.  See Note J.

Comprehensive Income (Loss) - Comprehensive income (loss) consists of net income (loss) for the current period and other comprehensive income, defined as income, expenses, gains and losses that bypass the consolidated statement of income and are reported directly in a separate component of shareholders’ equity.  We classify and report items of other comprehensive income (loss) according to their nature, report total comprehensive income (loss) in the consolidated statement of changes in shareholders’ equity, and display the accumulated balance of other comprehensive income (loss) separately in the shareholders’ equity section of the consolidated balance sheet.  See Note J.

Consolidated Statements of Cash Flows - The consolidated statements of cash flows report net cash provided or used by operating, investing and financing activities and the net effect of those flows on cash and cash equivalents.  Cash equivalents include amounts due from banks, federal funds sold and securities purchased under agreements to resell.